SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17.	SUBSEQUENT EVENTS

The Company has evaluated its operations subsequent to March 31, 2024 to the date these consolidated financial statements were available to be issued and determined the following subsequent events and transactions required disclosure in these consolidated financial statements.

On May 8, 2024, the Company filed the amendment of Articles of Incorporation. The total amended authorized shares are 350,000,000 shares of capital stock, consisting of 300,000,000 shares of common stock, $0.001 par value and 50,000,000 shares of preferred stock, $0.001 par value per share.

Subsequent to March 31, 2024, an aggregate of 264,750 shares of series B preferred stock were converted into an aggregate of 529,500 shares of common stock.

Subsequent to March 31, 2024, an aggregate of 29 shares of series C preferred stock were converted into an aggregate of 290,000 shares of common stock.

Subsequent to March 31, 2024, an aggregate of 80,375 shares of series E preferred stock were converted into an aggregate of 160,750 shares of common stock.

Subsequent to March 31, 2024, an aggregate of 438,500 shares of series I preferred stock were converted into an aggregate of 877,000 shares of common stock.

Subsequent to March 31, 2024, an aggregate of 171,359 shares of series J preferred stock were converted into an aggregate of 342,718 shares of common stock.

On May 13, 2024, the Company entered into a securities exchange agreement (the “Exchange Agreement”) with Leonite Capital LLC (“Leonite”), pursuant to which Leonite exchanged a consolidated senior secured convertible promissory note issued to Leonite on September 22, 2022 (see notes 40 described above in Note 8) with a balance of $3,755,632 as of such date (the “Note”) for 938,908 shares of the Company’s newly designated series Y senior convertible preferred stock. The Exchange Agreement contains customary representations and warranties and covenants for a transaction of this type. In addition, pursuant to the Exchange Agreement, so long as the shares of series Y senior convertible preferred stock are outstanding, the Company agreed that it will not, without Leonite’s prior written consent: (i) change the nature of its business; (ii) sell, divest, acquire, change the structure of any material assets other than in the ordinary course of business; (iii) enter into any Variable Rate Transactions (as defined in the Exchange Agreement) or solicit any offers for, respond to any unsolicited offers for, or conduct any negotiations with any other person or entity in respect of any Variable Rate Transactions; or (iv) accept a merchant-cash-advance in which the Company sells future receivables at a discount or any other factoring transactions, or similar financing instruments or financing transactions. Pursuant to the Exchange Agreement, the Company also granted Leonite with piggy-back registration rights to register the shares of common stock underlying the series Y senior convertible preferred stock.

On June 11, 2024, the Company entered into a settlement agreement and release of claims (the “Settlement Agreement”) with GHS Investments, LLC (“GHS”), the holder of 165 shares of series R convertible preferred stock and certain convertible promissory notes (see notes 29-2, 37-1 and 37-2 described above in Note 8). Pursuant to the Settlement Agreement, GHS agreed to cancel its shares of series R convertible preferred stock and convertible promissory notes in exchange for a new fixed amount settlement promissory note in the principal amount of $535,000 (the “New Note”). The New Note does not bear interest and requires fixed payments as follows: (i) if the Company raises at least $5 million but less than $6 million in its planned underwritten public offering (the “Offering”), then it must pay $250,000 on the closing date of the Offering, with payments of $125,000, $125,000 and $35,000 to follow on the 90th, 180th, and 240th days following the closing of the Offering, respectively; (ii) if the Company raises at least $6 million but less than $7 million in the Offering, then it must pay $390,000 on the closing date of the Offering and $145,000 on the 90th day following the closing of the Offering; and (iii) if the Company raises at least $7 million in the Offering, then it must repay the entire principal amount on the closing date of the Offering. If the Offering is not completed by August 15, 2024, then the Company is required to pay $25,000 on such date and to continue making payments of $25,000 on each monthly anniversary thereof until the entire principal amount is repaid in full. If the Offering is completed after August 15, 2024, then the Company is required to make payments as described in the schedule above. Notwithstanding the foregoing, if the Company abandons the Offering and conducts a new public offering thereafter, then the Company is required to make a payment of $100,000 on the closing date of such other public offering, a second payment of $100,000 on the 90th day following the closing of such offering and $35,000 each month thereafter until the entire principal amount is repaid in full. If any portion of the principal amount remains unpaid on the second (2nd) anniversary of the date of the New Note, it shall become immediately due and payable on such date. The Company may prepay the entire principal amount at any time without penalty. The New Note is unsecured and contains customary events of default for a loan of this type. Upon an event of default, interest shall automatically begin to accrue at a simple interest rate of ten percent (10%) per annum.